RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Zhengfangxing Steel Co., Ltd. ("ZFX")	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. ("SOI")	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. ("Ossen Shanghai)	Dr. Tang is the President
Shanghai Zhaoyang New Metal Material Co., Ltd. ("Zhaoyang")	Zhaoyang owns a 30% interest in Ossen Shanghai
Shanghai Pujiang Cable Co., Ltd. ("Shanghai Pujiang")	Subsidiary of Ossen Shanghai since September 2010
Zhejiang Pujiang Cable Co., Ltd. ("Zhejiang Pujiang")	Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2011	2010
Notes receivable from related party:

ZFX, due April 20, 2011, subsequently settled on due date	$-	$1,512,448

ZFX, due February 15, 2011, subsequently settled on due date	-	1,512,447
	$-	$3,024,895

The interest-free, unsecured notes were provided to a related party to assist with their working capital need.

	December 31,
	2011	2010
Accounts receivable from related party:

Shanghai Pujiang	$10,369	$707,487

Zhejiang Pujiang	10,430	-
	$20,799	$707,487

Shanghai Pujiang and Zhejiang Pujiang are customers of the Company. The balance of account receivable from related party arises from the sales of our products to Shanghai Pujiang and Zhejiang Pujiang. The balance of accounts receivable from related party was all collected subsequently.

(c)	Summary of Related Party Transactions:

		December 31,
		2011	2010	2009

ZFX	ZFX provided guarantee for the bank loans borrowed by the Company	$26,105,707	$26,316,581	$8,775,521

	ZFX provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$4,718,094	$-	$-

	ZFX provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$1,572,698	$-	$-

	ZFX provided guarantee for the notes payable issued by the bank	$3,145,396	$-	$-

	ZFX provided guarantee together with Zhaoyang for the notes payable issued by the bank	$9,672,092	$-	$-

	The Company provided guarantee for the short-term bank loans borrowed by ZFX	$2,395,047	$-	$-

	ZFX sold raw materials to the Company	$-	$5,199,891	$11,487,206

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$12,376,238	$11,645,845	$5,411,572

SOI	SOI provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,718,094	$-	$-

	SOI provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$1,572,698	$-	$-

Zhaoyang	Zhaoyang provided guarantee for the notes payable issued by the bank	$7,784,855	-	$-

	Zhaoyang provided guarantee together with ZFX for the notes payable issued by the bank	$9,672,092	$-	$-

	Zhaoyang purchased products from the Company	$7,775,696	$14,701,440	$54,353,402

Shanghai Pujiang	Shanghai Pujiang purchased products from the Company	$12,931,551	$2,292,532	$2,097,377

	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$13,367,933	$-	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$102,622	$-	$-

In accordance with ASC 810-10, "Consolidation", the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in ZFX and Shanghai Pujiang because the Company guarantees $2,359,047 and $13,367,933 of the outstanding short term debt of ZFX and Shanghai Pujiang, respectively. In addition, the Company sold $12,931,551 of materials to Shanghai Pujiang during the year ended December 31, 2011. Next, the Company evaluated if ZFX or Shanghai are variable interest entities. Using both qualitative and quantitative analysis, the Company determined ZFX and Shanghai Pujiang were not variable interest entity as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary of ZFX and Shanghai Pujiang because Dr. Tang is most closely associated with the ZFX and Shanghai Pujiang. Dr. Tang had the power to direct the activities of the ZFX and Shanghai Pujiang that most significantly impact it's economic performance and has the obligation to absorb losses of the ZFX and Shanghai Pujiang that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary.